Expense Example {- Banking Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Banking Portfolio - Banking Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978